Warrants - Outstanding and Exercisable Warrants, June 30, 2012 (Details) (USD $)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Exercise Prices	$ 0.073
Warrants outstanding
Number outstanding	875,000
Weighted average remaining contractual life (years)	2 years 6 months
Weighted average exercise price	$ 0.073
Warrants Exercisable
Number Exercisable	875,000
Weighted average remaining contractual life (years)	2 years 6 months
Weighted Average Exercise Price	$ 0.073